Contract assets and contract liabilities	12 Months Ended
Dec. 31, 2025
Contract assets and contract liabilities
Contract assets and contract liabilities
17	Contract assets and contract liabilities
(a)	Contract assets

	As of December 31,
	2024	2025
	RMB’000	RMB’000
Contract assets
Arising from sales of autonomous driving vehicles	19,933	21,251
Arising from provision of services	18,280	25,964
Less: loss allowance (Note 31(a))	(9,647)	(23,910)
	28,566	23,305
Current portion	28,005	23,305
Non-current portion (Note19)	561	—

All of the amounts are expected to be recovered within one year from the end of each of the reporting year, except for the amounts of RMB561 thousand and nil as of December 31, 2024 and 2025 related to retentions included in other non-current assets, which are expected to be recovered over one year.

The Group typically agrees to a retention period between one to three years for the sales of autonomous driving vehicles after the autonomous driving vehicles have been accepted by the customers upon the completion of the landing deployment services by the Group. The related retentions are included in the contract assets until the end of the retention period as the Group’s entitlement to the retentions is conditional on the Group’s work satisfactorily passing retention period. Based on historical experience the Group was able to collect the retentions.

In addition, the Group’s service contracts include payment schedules which require stage payments over the service period once the milestones are reached.

(b)	Contract liabilities

	As of December 31,
	2024	2025
	RMB’000	RMB’000
Contract liabilities
–Billings in advance of performance	2,119	10,843
–Billings in advance of goods transferred	2,357	17,669
As of December 31	4,476	28,512

The amount of RMB12.5 million and RMB3.1 million included in contract liabilities as of December 31, 2023 and 2024 was recognized as revenue in the year ended December 31, 2024 and 2025, respectively.